PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS (Detail 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Net loss	$ (961,034)	$ (561,166)	$ (224,955)
Foreign currency translation adjustments:
Translation gain (loss)	(13,858)	1,973	515
Reclassification adjustment for net translation adjustments realized in net income		(144)	762
Available-for-sale securities:
Change in unrealized gain	18,269		16,136
Reclassification adjustment for net loss realized in net income			13,787
Total comprehensive loss, net of tax	(956,743)	(558,371)	(220,830)
Parent Company
Condensed Statement of Income Captions [Line Items]
Net loss	(961,241)	(560,485)	(222,867)
Foreign currency translation adjustments:
Translation gain (loss)	(13,771)	1,970	450
Reclassification adjustment for net translation adjustments realized in net income		144	(762)
Net change	(13,771)	2,144	(312)
Available-for-sale securities:
Change in unrealized gain	18,269	0	16,136
Reclassification adjustment for net loss realized in net income	0	0	(13,787)
Net change	18,269	0	2,349
Total comprehensive loss, net of tax	$ (956,743)	$ (558,371)	$ (220,830)